Fair value measurements - Valuation of Derivative Liability (Details)	Dec. 31, 2024 Y	Dec. 31, 2023 Y
Expected term | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Liability measurement input	0.2	0
Expected term | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Liability measurement input	0.4	0.4
Volatility | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Liability measurement input	0.551	0.432
Volatility | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Liability measurement input	0.599	0.832
Risk-free interest rate | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Liability measurement input	0.054	0.052
Risk-free interest rate | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Liability measurement input	0.055	0.056
Dividend yield
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Liability measurement input	0	0
Probability of option exercise | Minimum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Liability measurement input	0	0.30
Probability of option exercise | Maximum
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Liability measurement input	1	1